Lincoln AssetEdge® VUL 2015
Lincoln Life & Annuity Company of New York
Updating Summary Prospectus for Existing Owners
May 1, 2026

Lincoln Life & Annuity Flexible Premium Variable Life Account M

This updating summary prospectus summarizes certain changes to key features of the Policy. You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider About The Policy.
The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You should review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus.
The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Policy, and not all changes may be applicable to you.
Summary of Fund Changes:
The following is a summary of changes to the list of funds available under the Policy. Additional information including investment objectives, current expenses and average annual total returns is available in Appendix A: Funds Available Under The Policy.
Fund Name Changes:
Former Fund Name	New Fund Name
LVIP Franklin Templeton Global Equity Managed Volatility Fund	LVIP Global Equity Managed Volatility Fund
LVIP Macquarie Bond Fund	LVIP Franklin Templeton Core Bond Fund
LVIP Macquarie Diversified Floating Rate Fund	LVIP Nomura Diversified Floating Rate Fund
LVIP Macquarie Mid Cap Value Fund	LVIP Nomura Mid Cap Value Fund
LVIP Macquarie SMID Cap Core Fund	LVIP Nomura SMID Cap Core Fund
LVIP Macquarie Social Awareness Fund	LVIP Nomura Social Awareness Fund
LVIP Macquarie U.S. Growth Fund	LVIP Nomura U.S. Growth Fund
LVIP Macquarie U.S. REIT Fund	LVIP Nomura U.S. REIT Fund
LVIP SSGA Bond Index Fund	LVIP State Street Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund	LVIP State Street Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund	LVIP State Street Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund	LVIP State Street International Index Fund
LVIP SSGA International Managed Volatility Fund	LVIP State Street International Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund	LVIP State Street Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund	LVIP State Street Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund	LVIP State Street S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund	LVIP State Street Small-Cap Index Fund
Macquarie VIP Emerging Markets Series	Nomura VIP Emerging Markets Series
Macquarie VIP Small Cap Value Series	Nomura VIP Small Cap Value Series
TOPS® Moderate Growth ETF Portfolio	TOPS® Moderate ETF Portfolio

Fund Reorganizations:
•
The LVIP Multi-Manager Global Equity Managed Volatility Fund will be reorganized to merge into the LVIP Global Equity Managed Volatility Fund, subject to shareholders approval, on or about June 5, 2026. Please consult your registered representative.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
For a Full Surrender, for up to 15 years from the date of the Policy, 10 years from each decrease in Specified Amount and up to 15 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $42.73 (4.273%) per $1,000 of the Specified Amount.
For example, if your Policy has a Specified Amount of $100,000 and you surrender your Policy, you could be assessed a charge of up to $4,273.
•Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.			•Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)
•In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
•These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, Administrative Fees, Mortality and Expense
Risk Charges and Policy Loan Interest.
•Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy
Specifications page for rates applicable to you.
•Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:
•Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	3.38%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			•Principal Risks of Investing in the Policy
Not a Short- Term Investment
•This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
•Surrender Charges apply for up to 15 years from the Policy Date and up to 15 years from the date of any increase in your Specified Amount.
•Charges may reduce the value of your Policy and death benefit.
•Tax deferral is more beneficial to investors with a long-time horizon.
•Principal Risks of Investing in the Policy •Policy Charges and Fees

	RISKS	Location in Prospectus
Risks Associated with Investment Options
•An investment in the Policy is subject to the risk of poor investment performance of the investment options. Performance can vary
depending on the performance of the investment options available under the Policy.
•Each investment option (including a Fixed Account investment option)
and Indexed Account Option has its own unique risks. You should review each Underlying Fund’s prospectus before making an
investment decision.
•Principal Risks of Investing in the Policy
Insurance Company Risks
•Any obligations, guarantees, and benefits of the contract including the
Fixed Account investment option are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about
Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life by calling 1-800-487-1485 or by visiting
https://www.lfg.com/public/aboutus/investorrelations/
financialinformation.
•You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/
VULprospectus.
•Principal Risks of Investing in the Policy •Lincoln Life, the Separate Account and the General Account
Policy Lapse
•Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Sub-Accounts and Indexed
Account Option(s) you have chosen are adverse or are less favorable than anticipated.
•Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the
Policy has lapsed.
•Principal Risks of Investing in the Policy •Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments
•We reserve the right to charge for each transfer between Sub-
Accounts in excess of 24 transfers per year.
•We reserve the right to add, remove, or substitute Sub-Accounts and/
or Indexed Accounts as investment options under the Policy, subject to state or federal laws and regulations. An Underlying Fund may be merged into another Underlying Fund. An Underlying Fund may
discontinue offering their shares to the Sub-Accounts.
•There are significant limitations on your right to transfer amounts in the Fixed Account and, due to these limitations, if you want to transfer the entire balance of the Fixed Account to one or more Sub-Accounts, it may take several years to do so.
•Transfer Fee •Sub-Account Availability and Substitution of Funds •Transfers

	RESTRICTIONS	Location in Prospectus
Optional Benefits
•Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-
dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.
•Other Benefits Available Under the Policy
	TAXES	Location in Prospectus
Tax Implications
•You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the
Policy.
•Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
•There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).
•Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
•Investment professionals typically receive compensation for selling the
Policy to investors.
•Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the
investment professional is not compensated (or compensated less).
•Registered representatives may be eligible for certain cash and non-
cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-
cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.
•Distribution of the Policies and Compensation
Exchanges
•Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.
•Change of Plan (located in the SAI)

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Discovery Value Portfolio - Class A advised by AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A advised by AllianceBernstein L.P.	0.94%[2]	6.32%	3.28%	10.08%
Long-term growth of capital.	American Funds® IS Global Growth Fund - Class 2 advised by Capital Research and Management Company	0.65%[2]	21.62%	8.23%	12.17%
Long-term growth of capital.	American Funds® IS Global Small Capitalization Fund - Class 2 advised by Capital Research and Management Company	0.90%[2]	14.64%	0.49%	7.23%
Growth of capital.	American Funds® IS Growth Fund - Class 2 advised by Capital Research and Management Company	0.58%	20.24%	13.37%	17.97%
Long-term growth of capital and income.	American Funds® IS Growth- Income Fund - Class 2 advised by Capital Research and Management Company	0.53%	18.06%	13.90%	13.92%
Long-term growth of capital.	American Funds® IS International Fund - Class 2 advised by Capital Research and Management Company	0.72%[2]	26.77%	3.40%	7.00%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Franklin Templeton Fund Adviser, LLC	0.82%	4.35%	4.50%	7.50%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A advised by DWS Investment Management Americas, Inc.	0.93%	10.50%	5.29%	4.89%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.64%	21.42%	15.26%	15.66%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.65%	14.80%	13.59%	17.33%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.65%	11.66%	10.00%	10.48%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%	12.87%	7.92%	7.57%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.69%	11.81%	9.49%	7.80%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.90%	16.50%	3.68%	6.22%
Long-term growth of capital.	LVIP AllianceBernstein Large Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.63%[2]	14.00%	8.45%	13.65%
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	LVIP American Century Balanced Fund - Standard Class II advised by Lincoln Financial Investments Corporation	0.77%[2]	9.62%	6.49%	8.03%
Long-term capital growth.	LVIP American Century Ultra® Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	12.95%	N/A	N/A
Capital appreciation.	LVIP Baron Growth Opportunities Fund - Service Class advised by Lincoln Financial Investments Corporation	1.15%[2]	-10.08%	-0.33%	8.78%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.63%[2]	11.84%	10.41%	8.97%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP BlackRock Equity Dividend Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	13.43%	8.30%	8.58%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%[2]	18.71%	6.10%	N/A
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%[2]	11.17%	5.36%	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.85%	5.76%	2.61%	3.01%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.86%[2]	8.92%	2.71%	3.68%
A balance between current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	8.97%	5.86%	N/A
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.66%[2]	5.52%	12.10%	12.09%
Capital appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.72%[2]	2.90%	4.58%	9.91%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.65%[2]	10.81%	10.84%	11.39%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.62%[2]	35.26%	9.65%	8.43%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.75%	35.09%	11.09%	7.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.39%[2]	15.66%	13.14%	13.67%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.49%	15.38%	12.83%	12.99%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.62%[2]	9.02%	11.81%	11.39%
Maximum long-term total return consistent with reasonable risk.	LVIP Fidelity Institutional AM® Total Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.51%[2]	6.72%	-0.34%	2.54%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Franklin Templeton Core Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	7.25%	-0.44%	2.24%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi- Factor Emerging Markets Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.46%[2]	34.31%	9.07%	7.89%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi- Factor International Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.40%[2]	35.59%	11.98%	8.40%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi- Factor Large Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%[2]	18.69%	16.18%	13.54%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi- Factor SMID Cap Equity Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.37%	13.59%	11.69%	10.21%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	9.79%	3.39%	4.90%
Long-term capital growth.	LVIP Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.70%[2]	13.51%	9.09%	8.29%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	13.54%	5.57%	6.20%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	11.52%	4.70%	5.65%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Current income while maintaining a stable value of the investors' shares and preserving the value of the investors' initial investment.	LVIP Government Money Market Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.38%[2]	3.97%	2.98%	1.87%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.68%[2]	8.85%	4.67%	5.82%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.78%[2]	1.51%	9.02%	7.33%
Maximum total return, consistent with reasonable risk.	LVIP JPMorgan Short Duration Bond Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.47%[2]	5.19%	1.87%	2.33%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.79%[2]	19.11%	7.09%	9.73%
Capital appreciation.	LVIP MFS Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.61%[2]	13.06%	10.00%	10.10%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.66%[2]	6.39%	-3.30%	0.36%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.74%[2]	36.38%	11.24%	7.90%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative. This fund will be reorganized into the LVIP Global Equity Managed Volatility Fund on or about June 3, 2026, subject to shareholder approval.	0.80%[2]	15.81%	10.15%	10.15%
Total return.	LVIP Nomura Diversified Floating Rate Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.64%[2]	4.76%	3.35%	2.77%
Maximize long-term capital appreciation.	LVIP Nomura Mid Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.42%	13.35%	11.72%	10.68%
Long-term capital appreciation.	LVIP Nomura SMID Cap Core Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.80%[2]	8.85%	9.10%	9.65%
Maximize long-term capital appreciation.	LVIP Nomura Social Awareness Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.44%	15.06%	12.98%	13.53%
Long-term capital appreciation.	LVIP Nomura U.S. Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.72%	22.61%	15.81%	16.25%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Nomura U.S. REIT Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.83%[2]	1.02%	5.57%	4.04%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP State Street Bond Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Bond Index Fund)	0.37%[2]	6.80%	-0.73%	1.67%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP State Street Conservative Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Conservative Index Allocation Fund)	0.50%[2]	12.80%	3.71%	5.57%
Long-term growth of capital. A fund of funds.	LVIP State Street Global Tactical Allocation Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Global Tactical Allocation Managed Volatility Fund) This fund is available only to existing Owners as of May 9, 2016. Consult your registered representative.	0.61%[2]	14.37%	6.61%	6.63%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP State Street International Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Index Fund)	0.38%[2]	31.18%	8.66%	8.00%
Capital appreciation. A fund of funds.	LVIP State Street International Managed Volatility Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA International Managed Volatility Fund) This fund is only available to existing Owners as of May 9, 2016. Consult your registered representative.	0.62%[2]	25.00%	6.81%	5.57%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderate Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderate Index Allocation Fund)	0.50%	15.64%	5.85%	7.43%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP State Street Moderately Aggressive Index Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Moderately Aggressive Index Allocation Fund)	0.50%	17.43%	6.66%	8.18%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP State Street S&P 500 Index Fund - Standard Class[3] advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA S&P 500 Index Fund)	0.23%	17.60%	14.16%	14.55%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP State Street Small-Cap Index Fund - Standard Class advised by Lincoln Financial Investments Corporation (formerly LVIP SSGA Small-Cap Index Fund)	0.38%[2]	12.46%	5.73%	9.18%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	13.72%	4.45%	5.61%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.56%	17.28%	7.16%	7.59%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.59%	19.33%	8.27%	8.32%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.71%[2]	11.04%	7.41%	12.90%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.81%[2]	8.54%	5.49%	6.63%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.36%	6.33%	-0.45%	1.54%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.30%[2]	16.47%	12.72%	13.79%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.32%[2]	31.56%	7.29%	8.14%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class advised by Lincoln Financial Investments Corporation	0.78%[2]	2.42%	9.24%	8.53%
Capital appreciation.	MFS® VIT Growth Series - Initial Class advised by Massachusetts Financial Services Company	0.73%[2]	12.19%	11.10%	15.60%
Total return.	MFS® VIT Total Return Series - Initial Class advised by Massachusetts Financial Services Company	0.61%[2]	11.16%	6.42%	7.63%
Total return.	MFS® VIT Utilities Series - Initial Class advised by Massachusetts Financial Services Company	0.78%[2]	15.01%	7.64%	9.49%
Long-term capital appreciation.	Nomura VIP Emerging Markets Series - Standard Class	1.16%[2]	81.26%	8.81%	12.17%
Capital appreciation.	Nomura VIP Small Cap Value Series - Standard Class	0.74%	8.16%	9.26%	9.15%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class advised by Pacific Investment Management Company, LLC	3.19%[2]	18.79%	10.55%	6.54%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1 advised by Franklin Advisers, Inc.	0.50%[2]	16.09%	-0.69%	0.11%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc.	0.54%	12.85%	5.52%	6.39%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital appreciation. A fund of funds.	TOPS® Moderate ETF Portfolio - Class 2 Shares advised by Valmark Advisers, Inc. (formerly TOPS® Moderate Growth ETF Portfolio)	0.53%	15.13%	6.92%	7.99%
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
2
This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
The Index to which this fund is managed to is a product of S&P Dow Jones Indices LLC (SPDJI) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s®, S&P®, S&P GSCI® and S&P 500® are registered trademarks of S&P Global, Inc. or its affiliates (S&P) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensee. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporates by reference the prospectus and Statement of Additional Information (SAI) for the Policy, both dated May 1, 2026, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos.:
333-203099; 811-08559
EDGAR Contract Identifier:
C000156737
C000159432